Debt (Tables)	9 Months Ended
Sep. 30, 2022
Southland Holding Llc [Member]
Schedule of long term debt
Schedule of long term debt
	As of
(Amounts in thousands)	September 30, 2022	December 31, 2021
Secured notes	$188,592	$215,622
Mortgage notes	949	1,089
Revolving credit facility	75,000	20,000
Equipment notes	111	540
Total debt	264,652	237,251
Unamortized deferred financing costs	(261)	(321)
Total debt, net	264,391	236,930
Current portion	44,678	41,333
Total long-term debt	$219,713	195,597